Interests in equity-accounted investees - Summarised statements of profit or loss and other comprehensive income (Details) - CNY (¥)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Interests in equity-accounted investees
Other comprehensive loss	¥ (32,504,000)		¥ 1,868,000	¥ 19,128,000	¥ 41,198,000
Total comprehensive loss for the period	¥ 1,223,573,000		1,211,682,000	¥ 2,654,556,000	¥ 1,823,027,000
Yonghui Superstores Co., Ltd. ("Yonghui")
Interests in equity-accounted investees
Revenue		¥ 35,455,246,000
Loss for the period		(2,764,232,000)
Other comprehensive loss		(3,559,000)
Total comprehensive loss for the period		(2,767,791,000)
Fair value of the Group's investment		¥ 12,513,555,000	¥ 12,513,555,000